Supplemental Information (Details) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 130,413,000	$ 133,474,000	$ 129,751,000	$ 129,928,000	$ 130,731,000	$ 136,615	$ 132,038	$ 131,118	$ 133,841	$ 260,293,000	$ 260,658,000	$ 523,884,000	$ 533,612,000	$ 523,223,000
Income from operations	99,210,000	109,854,000	102,693,000	106,493,000	108,328,000	113,465	109,766	109,912	111,476	200,786,000	214,821,000	427,368,000	444,619,000	429,742,000
Net income	$ 58,556,000	$ 25,871,000	$ 59,525,000	$ 63,335,000	$ 64,074,000	$ 68,936	$ 65,753	$ 66,100	$ 68,125	$ 120,411,000	$ 127,409,000	$ 212,805,000	$ 268,914,000	$ 256,445,000